Taxation	12 Months Ended
Dec. 31, 2024
Taxation
Taxation

22.          Taxation

(i)           Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)          British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

(iii)         Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong for the years ended December 31, 2022, 2023 and 2024, respectively.

(iv)         Singapore

Subsidiaries incorporated in Singapore were subject to 17% of their taxable income.

22.          Taxation (Continued)

(v)          PRC Enterprise Income Tax (“EIT”)

The EIT is calculated based on the taxable income determined under the PRC laws and accounting standards.

Under the EIT Law, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%. In accordance with the implementation rules of the EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%.

Shenzhen Xunlei, Shenzhen Onething, Shenzhen Xunlei Wangwenhua Co., Ltd. and Xunlei Computer have been recognized as HNTE and entitled to preferential tax rate of 15% for the years ended December 31, 2022, 2023 and 2024. In addition, Shenzhen Onething was established in Qianhai Shenzhen - Hongkong Modern Service Industry Cooperation Zone and met the requirements set out by the local authorities, accordingly it is also entitled to a preferential tax rate of 15% for the years ended December 31, 2022, 2023 and 2024.

The majority of the remaining subsidiaries of the Group or VIE’s subsidiaries in the PRC were qualified for small scale entities and have been granted certain tax concessions by tax authorities in the PRC for the years ended December 31, 2022, 2023 and 2024.

According to a policy issued by the PRC State Tax Bureau, enterprises engaged in research and development activities are entitled to claim a super deduction of 175% of eligible research and development expenses incurred in a year as tax deductible expenses when calculating taxable income (“Super Deduction”), effective from January 1, 2018. Furthermore, beginning October 1, 2022, the super deduction rate was increase to 200%, allowing qualified enterprises to deduct 200% of eligible research and development expenses from taxable income for expenses incurred on or after that date.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC are subject to PRC withholding tax, or WHT, at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty arrangement). The 10% WHT is generally applicable to any dividends to be distributed from Giganology Shenzhen and Xunlei Computer to the Company out of any profits of Giganology Shenzhen and Xunlei Computer derived after January 1, 2008. Up to December 31, 2024, both Giganology Shenzhen and Xunlei Computer did not declare any dividend to the parent company and have determined that they have no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued or required to be accrued for the years ended December 31, 2022, 2023 and 2024.

22.          Taxation (Continued)

(v)          PRC Enterprise Income Tax (“EIT”) (Continued)

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2023 and 2024, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

The current and deferred portions of income tax expenses/(benefits) included in the consolidated statements of operations are as follows:

	Years ended December 31,
(In thousands)	2022	2023	2024
Current income tax expenses	4,450	4,559	7,048
Deferred income tax benefits	(382)	(428)	(10,068)
Income tax expenses/(benefits)	4,068	4,131	(3,020)

The aggregate amount and per share effect of the tax holidays and concession are as follows:

	Years ended December 31,
	2022	2023	2024
Aggregate dollar effect (in thousands)	5,243	5,121	484
Per share effect—basic	0.02	0.02	0.00
Per share effect—diluted	0.02	0.02	0.00

The reconciliation of total tax expenses/(benefits) computed by applying the respective statutory income tax rates to pre-tax income is as follows:

	Years ended December 31,
(In thousands)	2022	2023	2024
Income tax expenses/(benefits) at statutory rate of 25% (based on statutory tax rate applicable to enterprises in the PRC)	5,047	3,965	(589)
Effects of different tax rates in different jurisdictions	1,640	1,615	(209)
Non-deductible expenses	468	306	3,239
Effect of Super Deduction	(2,594)	(3,609)	(3,600)
Effect of tax holidays and tax concessions on taxable income of subsidiaries incorporated in the PRC	(5,243)	(5,121)	(484)
Tax benefit from investment loss in a liquidating subsidiary of the VIE	—	—	(9,706)
Change in valuation allowance of deferred tax assets	4,709	7,170	8,190
Others	41	(195)	139
Income tax expenses/(benefits)	4,068	4,131	(3,020)

22.          Taxation (Continued)

(v)          PRC Enterprise Income Tax (“EIT”) (Continued)

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances of December 31, 2023 and 2024 are as follows:

(In thousands)	December 31, 2023	December 31, 2024
Deferred tax assets:
Net operating losses carried forward	49,921	57,516
Investment loss in a liquidating subsidiary of the VIE	—	9,598
Allowance for current expected credit losses	1,071	1,201
Impairment of long-term equity investments	493	485
Accruals and others	861	1,609
Valuation allowance	(51,868)	(59,421)
Total deferred tax assets, net of valuation allowance	478	10,988
Set-off provisions	—	(460)
Deferred tax assets, net	478	10,528

Deferred tax liabilities:
Acquired intangible assets	(513)	(905)
Others	—	(709)
Total deferred tax liabilities	(513)	(1,614)
Set-off provisions	—	460
Deferred tax liabilities, net	(513)	(1,154)

Valuation allowance was provided for net operating loss carryforwards from certain subsidiaries, the VIE and VIE’s subsidiaries because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of future taxable income of those companies. Movement of valuation allowance is as follows:

	Years ended December 31,
(In thousands)	2022	2023	2024
Beginning balance	45,580	47,223	51,868
Additions	5,931	7,406	8,487
Reversals	(1,222)	(236)	(297)
Exchange difference	(3,066)	(2,525)	(637)
Ending balance	47,223	51,868	59,421

As of December 31, 2024, the accumulated net operating loss of USD8,372,000 arising from the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income. The remaining accumulated net operating loss of USD280,623,000, mainly arose from the Company’s subsidiaries, the VIE and VIE’s subsidiaries established in the PRC, can be carried forward to offset future taxable income and will expire during the period from 2025 to 2034.